Employee Benefit Plans (Retirement Benefits) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Postemployment Benefits [Abstract]
Defined contribution plan, requisite service period	6 months
Defined contribution plan, employer contributions	$ 145,000	$ 188,000	$ 221,000
Supplemental retirement plan, expense	144,000	180,000	282,000
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Stock Purchase Plan, purchase discount of the market value	15.00%
Employee Stock Purchase Plan, maximum annual employee purchase amount	$ 25,000
Employee Stock Purchase Plan, maximum annual employee purchase amount as a percent of annual salary	5.00%